Deferred Taxation - Recognised and unrecognised amounts in deferred tax assets (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	$ 3,137	$ 3,395
Deferred tax loss recovery period	6 years
Unrecognised deferred tax assets	$ 2,510	3,676
Realised or unrealised capital losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	$ 96	250
Deferred tax loss recovery period	1 year
Unrecognised deferred tax assets	$ 684	777
Mongolia [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	703	631
Unrecognised deferred tax assets	87	61
Mongolia [Member] | Tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	$ 469	$ 432
Deferred tax loss recovery period	8 years